UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS International Select Equity Fund

	Shares	Value ($)

Common Stocks 97.1%
Austria 1.6%
Erste Bank der oesterreichischen Sparkassen AG (Cost $2,770,767)	46,300	3,623,667
Belgium 4.0%
KBC Groep NV (Cost $9,045,992)	72,600	9,156,055
Brazil 3.2%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	94,400	2,842,384

Petroleo Brasileiro SA (ADR)	45,600	4,481,568

(Cost $5,525,456)		7,323,952
Canada 2.9%
Shoppers Drug Mart Corp. (Cost $6,683,463)	157,000	6,710,656
China 1.3%
Shanghai Electric Group Co., Ltd. "H" (Cost $2,576,146)	6,313,400	3,084,932
Finland 1.3%
Nokian Renkaat Oyj (a) (Cost $2,096,068)	156,850	3,105,920
France 4.2%
Societe Generale	32,587	5,755,714
Total SA	58,554	3,954,024

(Cost $6,618,659)		9,709,738
Germany 10.4%
Bayer AG	80,171	4,737,286
E.ON AG	30,094	4,094,587
Fresenius Medical Care AG & Co.	28,199	3,782,297
Hypo Real Estate Holding AG	112,191	7,421,171
Merck KGaA	35,181	4,102,263

(Cost $14,011,628)		24,137,604
Greece 2.0%
National Bank of Greece SA (Cost $3,474,004)	89,100	4,640,538
Hong Kong 1.4%
Esprit Holdings Ltd. (Cost $3,189,364)	307,000	3,139,136
Ireland 1.4%
Anglo Irish Bank Corp. PLC (Cost $2,160,487)	164,135	3,333,933
Italy 4.6%
Banca Italease	68,201	4,751,614
UniCredito Italiano SpA	639,700	5,944,003

(Cost $7,362,201)		10,695,617
Japan 18.1%
Canon, Inc.	191,350	10,092,603
Daito Trust Construction Co., Ltd.	58,800	2,829,298
Eisai Co., Ltd.	74,000	3,810,583
Komatsu Ltd.	182,000	3,890,887
Mitsui Fudosan Co., Ltd.	177,000	4,601,556
ORIX Corp.	16,700	4,804,031
Sumitomo Corp.	248,000	3,876,699
Suzuki Motor Corp.	152,000	4,380,514
Yamaha Motor Co., Ltd.	115,000	3,572,870

(Cost $31,959,841)		41,859,041
Kazakhstan 0.5%
KazMunaiGas Exploration Production (GDR) 144A* (Cost $859,368)	58,700	1,165,195
Korea 1.5%
Samsung Electronics Co., Ltd. (GDR) (REG S) 144A (b)	8,777	2,678,505
Samsung Electronics Co., Ltd. (GDR) (REG S) 144A (b)	2,500	756,875

(Cost $1,496,026)		3,435,380

Luxembourg 1.1%
Millicom International Cellular SA* (Cost $1,308,292)	37,900	2,518,076
Mexico 3.3%
Fomento Economico Mexicano SA de CV (ADR)	32,500	3,902,275
Grupo Financiero Banorte SA de CV "O"	950,900	3,783,653

(Cost $5,901,453)		7,685,928
Netherlands 1.0%
Royal Numico NV (Cost $2,314,444)	44,800	2,377,328
Norway 1.7%
Statoil ASA (Cost $4,027,469)	148,300	3,980,741
Pakistan 0.6%
MCB Bank Ltd. (GDR) 144A (Cost $1,332,002)	74,366	1,427,827
Spain 2.9%
Telefonica SA (Cost $5,584,544)	305,130	6,691,280
Sweden 6.5%
Atlas Copco AB "B"	135,900	4,512,355
Rezidor Hotel Group AB*	485,800	4,473,586
Tele2 AB "B"	168,700	2,513,187
Telefonaktiebolaget LM Ericsson "B"	866,300	3,441,624

(Cost $12,059,941)		14,940,752
Switzerland 6.5%
Compagnie Financiere Richemont AG "A" (Unit)	67,270	3,754,452
Lonza Group AG (Registered)	30,464	2,889,445
Nestle SA (Registered)	9,753	3,578,322
Roche Holding AG (Genusschein)	25,416	4,791,579

(Cost $11,227,667)		15,013,798
United Kingdom 15.1%
AMEC PLC	892,886	8,180,498
Aviva PLC	228,727	3,704,153
Capita Group PLC	354,648	4,417,562
Greene King PLC	180,596	3,828,104
Shire PLC	180,721	3,809,102
Standard Chartered PLC	149,440	4,315,333
Tesco PLC	398,769	3,282,775
Whitbread PLC	110,825	3,540,773

(Cost $30,923,508)		35,078,300

Total Common Stocks (Cost $174,508,790)		224,835,394
Preferred Stocks 1.5%
Germany
Porsche AG (a) (Cost $2,513,455)	2,725	3,443,801
Rights 0.0%
Germany
Merck KGaA* (Cost $54,037)	35,181	72,448
Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $7,131,395)	7,131,395	7,131,395

Cash Equivalents 0.7%
Cash Management QP Trust, 5.31% (e) (Cost $1,773,986)		1,773,986	1,773,986
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 185,981,663)		102.4	237,257,024
Other Assets and Liabilities, Net		(2.4)	(5,627,587)

Net Assets		100.0	231,629,437

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $6,860,851 which is 3.0% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At January 31, 2007, the DWS International Select Equity Fund had the following sector diversification:
		As a % of
Sector	Market Value ($)	Common and Preferred Stocks
Financials	67,263,248	29.5%
Consumer Discretionary	36,068,454	15.8%
Industrials	30,805,317	13.5%
Health Care	20,295,824	8.9%
Consumer Staples	19,851,356	8.7%
Information Technology	16,969,607	7.4%
Energy	13,581,528	6.0%
Telecommunication Services	11,722,543	5.1%
Materials	7,626,731	3.3%
Utilities	4,094,587	1.8%
Total	228,279,195	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007